Note 6 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2021	2020
	(In thousands)
Revolving credit facility, 1.38% and 2.59%, due through 2026	$1,000	$106,924
Farm Credit term loan, 3.30% and 4.54%, due 2026	96,869	99,941
Bluegrass tax exempt bonds, 0% and 3.01%	-	10,000
Economic development note, 2.00%, due through 2022	500	500
Other	216	216
Total	98,585	217,581
Less current portion	4,500	500
Long-term debt	$94,085	$217,081

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending March 31:
2022	$4,500
2023	4,000
2024	4,000
2025	4,000
2026	81,869
Thereafter	216
Total	$98,585